Project debt (Tables)	12 Months Ended
Dec. 31, 2017
Project debt [Abstract]
Project debt
The variations for 2017 and 2016 of project debt have been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2016	4,629,184	701,283	5,330,467
Increases	52,027	304,707	356,734
Decreases	(42,560)	(509,131)	(551,691)
Currency translation differences	316,646	23,052	339,698
Reclassifications	273,620	(273,620)	-
Balance as of December 31, 2017	5,228,917	246,291	5,475,208

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2015	3,574,464	1,896,205	5,470,669
Increases	36,842	329,434	366,276
Decreases	-	(480,969)	(480,969)
Currency translation differences	(64,426)	38,917	(25,509)
Reclassifications	1,082,304	(1,082,304)	-
Balance as of December 31, 2016	4,629,184	701,283	5,330,467

Repayment schedule for project debt
The repayment schedule for Project debt in accordance with the financing arrangements, at the end of 2017 is as follows and is consistent with the projected cash flows of the related projects.

2018		2019	2020	2021	2022	Subsequent years	Total
Interest Repayment	Nominal repayment
21,612	224,679	246,471	265,002	280,303	313,559	4,123,582	5,475,208

Movement in project debt
The following table details the movement in Project debt for the year 2017, split between cash and non-cash items:

	January 1, 2017	Cash Flow	Non-cash changes	December 31, 2017
Project debt	5,330,467	(248,472)	393,212	5,475,208

Foreign currency-denominated project debt
The equivalent in U.S. dollars of the most significant foreign-currency-denominated debts held by the Company is as follows:

	Balance as of December 31,
Currency	2017	2016
Euro	2,286,771	2,102,985
Algerian Dinar	35,093	41,598
Rand	456,179	419,708
Total	2,778,043	2,564,291